UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   375 North Front Street
           Suite 300
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 028-10648
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Financial Officer
        ------------------------
Phone:  614-225-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     02/11/04
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     NONE


                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                    0
                                         --------------
Form 13F Information Table Entry Total:            102
                                         --------------
Form 13F Information Table Value Total:  $   167,370
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102      696    17350 SH       SOLE                     2800             14550
Agree Realty Corp              COM              008492100      646    20065 SH       SOLE                    17765              2300
Allstate Corp Com              COM              020002101     6890   151570 SH       SOLE                    86420             65150
American Elec Power Co         COM              025537101      525    15950 SH       SOLE                    15300               650
American Greetings Corp        COM              026375105     6669   292900 SH       SOLE                   177300            115600
American Pac Corp              COM              028740108      212    26600 SH       SOLE                    25900               700
Anadarko Pete Corp             COM              032511107      223     4300 SH       SOLE                     4300
Apache Corp Com                COM              037411105     3461    80160 SH       SOLE                    49650             30510
Archer Daniels Midland Co      COM              039483102     3850   228200 SH       SOLE                   136700             91500
Bank of America Corp           COM              060505104      466     5749 SH       SOLE                     5000               749
Belo Corp Com Ser A            COM              080555105     4281   154206 SH       SOLE                    84855             69351
Black & Decker Corp            COM              091797100     5220    91682 SH       SOLE                    60982             30700
Bowater Inc                    COM              102183100     1021    23400 SH       SOLE                    22350              1050
Brinks Co                      COM              109696104     5383   195195 SH       SOLE                   120295             74900
Brunswick Corp                 COM              117043109     3021    74000 SH       SOLE                    31750             42250
Buckeye Technologies Inc       COM              118255108     1731   167100 SH       SOLE                   163300              3800
CPI Corp                       COM              125902106     2430   127667 SH       SOLE                    83485             44182
Capital Automotive REIT        COM              139733109      791    22395 SH       SOLE                    18445              3950
Cardinal Health Inc            COM              14149Y108     2563    37200 SH       SOLE                    19150             18050
Charter One Fin'l              COM              160903100      353     9975 SH       SOLE                     9975
Cimarex Energy Co              COM              171798101     5636   195025 SH       SOLE                   126475             68550
Citigroup, Inc                 COM              172967101      879    17000 SH       SOLE                    14050              2950
Comerica Inc                   COM              200340107      565    10400 SH       SOLE                     9900               500
Conocophillips                 COM              20825C104     4973    71240 SH       SOLE                    39040             32200
Corus Bankshares               COM              220873103      483    12000 SH       SOLE                    12000
Countrywide Financial Corp     COM              222372104      205     2133 SH       SOLE                     2133
Crescent Real Estate Eq.       COM              225756105      779    43370 SH       SOLE                    40620              2750
Del Monte Foods                COM              24522P103      351    31200 SH       SOLE                    30150              1050
Devon Energy                   COM              25179M103      932    16025 SH       SOLE                     8600              7425
Diamond Hill Investment Group  COM              25264R207       93    10373 SH       SOLE                    10373
Dominion Resources             COM              25746U109      399     6200 SH       SOLE                     6200
Fifth Third Bancorp            COM              316773100      415     7500 SH       SOLE                     7500
First Industrial Realty Tr     COM              32054K103     1138    28810 SH       SOLE                    25420              3390
First Merchants                COM              320817109      916    38083 SH       SOLE                    38083
First Source Corp              COM              336901103     1152    46536 SH       SOLE                    45636               900
First State Bancorp            COM              336453105      403    13100 SH       SOLE                    13100
Fleetboston Financial          COM              339030108      225     5000 SH       SOLE                     5000
Fluor Corp                     COM              343412102     4416   114150 SH       SOLE                    60250             53900
Fortune Brands                 COM              349631101     3204    41810 SH       SOLE                    22260             19550
Freddie Mac                    COM              313400301      520     8800 SH       SOLE                     7700              1100
Greater Bay Bancorp            COM              391648102      205     7000 SH       SOLE                     7000
Greenbrier Cos Inc             COM              393657101     1777   105200 SH       SOLE                   102400              2800
Grief Brothers Cl B            COM              397624206      409    11600 SH       SOLE                    11600
Heritage Prpperty Inv Trust    COM              42725M107      399    12815 SH       SOLE                    12315               500
ITLA Capital Corp              COM              450565106      579    11752 SH       SOLE                    11752
Johnson & Johnson              COM              478160104     2253    44421 SH       SOLE                    21200             23221
Kaydon Corp                    COM              486587108      365    13275 SH       SOLE                    12575               700
Kilroy Realty Corp             COM              49427F108     1044    29405 SH       SOLE                    29405
Kimberly Clark                 COM              494368103      331     5250 SH       SOLE                     5250
Kimco Realty                   COM              49446R109      245     4800 SH       SOLE                     4800
Lexington Corp Prop Tr SBI     COM              529043101      573    26315 SH       SOLE                    25565               750
Lodgenet Entnment Corp         COM              540211109     1329    69962 SH       SOLE                    68262              1700
Lufkin Inds Inc                COM              549764108      267     8600 SH       SOLE                     8300               300
MAF Bancorp Inc                COM              55261R108      510    11734 SH       SOLE                    11734
Manor Care Inc                 COM              564055101      690    19550 SH       SOLE                    18950               600
Maxwell Technologies Inc       COM              577767106      529    40370 SH       SOLE                    38070              2300
Meadwestvaco Corp              COM              583334107     3446   121800 SH       SOLE                    83200             38600
Mellon Financial Corp          COM              58551A108      385    12300 SH       SOLE                    12300
Merck & Co Inc                 COM              589331107     2273    51428 SH       SOLE                    29970             21458
Merrill Lynch                  COM              590188108      286     4800 SH       SOLE                     4800
Montpelier Re Holdings Ltd.    COM              G62185106      223     6000 SH       SOLE                     6000
National City Corp             COM              635405103      779    21900 SH       SOLE                    21900
Norfolk Southern Corp          COM              655844108     3477   157400 SH       SOLE                    81300             76100
PNC Financial Svcs Group       COM              693475105      393     7100 SH       SOLE                     7100
Pacific Union Bank Calif       COM              695025106     1790    61218 SH       SOLE                    59949              1269
Pacificare Health Sys Inc      COM              695112102    12783   323200 SH       SOLE                   221100            102100
Pfizer Inc                     COM              717081103      416    11877 SH       SOLE                     8200              3677
Phelps Dodge                   COM              717265102     5532    67742 SH       SOLE                    39892             27850
Provident Financial Group      COM              743866105      201     5000 SH       SOLE                     5000
Quaker City Bancorp Inc        COM              74731K106      801    14727 SH       SOLE                    14727
RAIT Investment Trust          COM              749227104     1041    35215 SH       SOLE                    30765              4450
Safeco Corp                    COM              786429100      216     5000 SH       SOLE                     5000
Southwestern Energy Co         COM              845467109     3898   161600 SH       SOLE                   104450             57150
Sovereign Bancorp              COM              845905108      386    18010 SH       SOLE                    18010
Steiner Leisure Limited        COM              P8744Y102      181    11186 SH       SOLE                    11186
Summit Amer Television  Inc    COM              86600T109      620   153450 SH       SOLE                   146750              6700
Trinity Inds Inc               COM              896522109     5851   210475 SH       SOLE                   135050             75425
Trizetto Group Inc             COM              896882107     1466   189100 SH       SOLE                   184300              4800
US Bancorp                     COM              902973304     4437   160480 SH       SOLE                    86500             73980
United Auto Group Inc          COM              909440109      566    20700 SH       SOLE                    19800               900
United Indust Corp             COM              910671106      246    13000 SH       SOLE                    12500               500
Valuevision Media Inc Cl A     COM              92047K107     1864   121405 SH       SOLE                    78600             42805
Viad Corp Com                  COM              92552R109     2868   118640 SH       SOLE                    79890             38750
Washington Mutual              COM              939322103      585    13701 SH       SOLE                     8701              5000
Wells Fargo Co                 COM              949746101     3948    69660 SH       SOLE                    40610             29050
Westpac Banking  ADR           COM              961214301     1198    17900 SH       SOLE                    17900
Weyerhaeuser Co                COM              962166104     4772    72850 SH       SOLE                    46120             26730
Blackrock Pfd Opportunity Tr   COM              09249V103     1686    66370 SH       SOLE                    66370
Eaton Vance Tax Adv Div Income COM              27828G107      656    31570 SH       SOLE                    20670             10900
Nuveen Quality Pfd Income Fd 2 COM              67072C105      655    39500 SH       SOLE                    39500
Western Asset Claymore US Trea COM              95766Q106     1452    93910 SH       SOLE                    78410             15500
Alliance Res Partners LP       LTD              01877R108      378     9450 SH       SOLE                     9450
Crosstex Energy L P            LTD              22765U102      216     7700 SH       SOLE                     7700
Energy Transfer Partners LP    LTD              29273R109      547    13770 SH       SOLE                    13770
Inergy L P                     LTD              456615103      212     9130 SH       SOLE                     9130
Kaneb Pipe Line Partners LP    LTD              484169107      870    16260 SH       SOLE                    14060              2200
Municipal Mtg & Eqty LLC       LTD              62624B101     1016    39550 SH       SOLE                    39550
Pacific Energy Partners LP     LTD              69422R105      848    29770 SH       SOLE                    26170              3600
Penn VA Resource Partners      LTD              707884102      272     7700 SH       SOLE                     7700
Plains All American Pipeline L LTD              726503105      982    28130 SH       SOLE                    25130              3000
Teppco Partners L P            LTD              872384102      371     8840 SH       SOLE                     8840
Valero LP                      LTD              91913W104      663    12120 SH       SOLE                    12120